NUVEEN FLEXIBLE INCOME FUND

SUPPLEMENT DATED MARCH 25, 2025

TO THE PROSPECTUS DATED DECEMBER 30, 2024

Thomas J. Ray, CFA, has announced that he will retire from Nuveen on October 1, 2025. He will continue to serve as a portfolio manager of Nuveen Flexible Income Fund until that time. Effective March 25, 2025, James T. Stephenson, CFA, has been named a portfolio manager of the Fund. Susi Budiman, CFA, and Stephen T. Pena will continue to serve as portfolio managers of the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

James T. Stephenson, CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). Prior to this, he was an associate director of research, portfolio manager and equity analyst at Nuveen affiliate, NWQ Investment Management Company, LLC. He began his career in the financial services industry in 1991.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FIPRO-0325P

NUVEEN FLEXIBLE INCOME FUND

SUPPLEMENT DATED MARCH 25, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2024

1.

Thomas J. Ray, CFA, will retire from Nuveen on October 1, 2025. He will continue to serve as a portfolio manager of Nuveen Flexible Income Fund until that time. Effective March 25, 2025, James T. Stephenson, CFA, has been named a portfolio manager of the Fund. Susi Budiman, CFA, and Stephen T. Pena will continue to serve as portfolio managers of the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN FLEXIBLE INCOME FUND

James T. Stephenson[1]	Registered Investment Companies	3	$401.4	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	126	$95.4	0	$0

1 Information is as of January 31, 2025.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Portfolio Managed

James T. Stephenson[1]	Nuveen Flexible Income Fund	A

1 Information is as of January 31, 2025.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FISAI-0325P